PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Value-added tax recoverable	¥ 198,189		¥ 100,686
Other receivables	57,039		21,060
Prepaid expenses	51,156		25,863
Advances to suppliers	7,838		874
Rental deposits	816		4,415
Total	¥ 315,038	$ 49,436	¥ 152,898